Label	Element	Value
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay Floating Rate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 132 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 137 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class B and Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example also reflects Class B shares converting into Investor Class shares in year 4 and Class C shares converting into Investor Class shares in years 9-10; expenses could be lower if you are eligible to convert to Class A shares instead.

The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Fund's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.

The Fund may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower. Generally, an issuer of a security is considered to be U.S. or foreign based on the issuer’s “country of risk,” as determined by a third party service provider such as Bloomberg.

Investment Process: The Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Subadvisor seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Subadvisor prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the Subadvisor attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term debt alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and U.S. government securities. Securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such as securities rated lower than BBB- and Baa3), commonly referred to as “high-yield securities” or “junk bonds.” Floating rate loans are speculative investments and are usually rated below investment grade by an NRSRO. They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the London InterBank Offered Rate, the prime rates of large money-center banks or other reference rates. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Subadvisor may reduce or eliminate the Fund's position in a holding if it no longer believes the holding will contribute to meeting the investment objective of the Fund. In considering whether to sell a holding, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Subadvisor continually evaluates market factors and comparative metrics to determine relative value.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. The Fund may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Fund's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

The principal risks of investing in the Fund are summarized below.

Market Risk: The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of Fund shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results.

Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Certain countries have experienced negative interest rates on certain fixed-income instruments. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent a Fund is exposed to such interest rates and/or volatility.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Floating Rate Loans Risk: The floating rate loans in which the Fund invests are usually rated below investment grade, or if unrated, determined by the Subadvisor to be of comparable quality (commonly referred to as "junk bonds") and are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt instruments. Moreover, such investments may, under certain circumstances, be particularly susceptible to liquidity and valuation risks. Although certain floating rate loans are collateralized, there is no guarantee that the value of the collateral will be sufficient or available to satisfy the borrower’s obligation. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. In addition, floating rate loans generally are subject to extended settlement periods that may be longer than seven days. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or engaging in borrowing transactions, such as borrowing against its credit facility, to raise cash to meet redemption obligations or pursue other investment opportunities.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, the Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase.

The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund. These risks are heightened for fixed-income instruments because of the current low interest rate environment.

Loan Participation Interest Risk: There may not be a readily available market for loan participation interests, which in some cases could result in the Fund disposing of such interests at a substantial discount from face value or holding such interests until maturity. In addition, the Fund may be exposed to the credit risk of the underlying corporate borrower as well as the lending institution or other participant from whom the Fund purchased the loan participation interests. The Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest and may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower. Substantial increases in interest rates may cause an increase in loan obligation defaults.

Foreign Securities Risk: Investments in foreign (non-U.S.) securities may be riskier than investments in U.S. securities. Foreign regulatory regimes and securities markets can have less stringent investor protections and disclosure standards and less liquid trading markets than U.S. regulatory regimes and securities markets, and can experience political, social and economic developments that may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates. Changes in the value of foreign currencies may make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. These risks may be greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets.

High-Yield Securities Risk: Investments in high-yield securities or non-investment grade securities (commonly referred to as "junk bonds") are considered speculative because investments in such securities present a greater risk of loss than investments in higher quality securities. Such securities may, under certain circumstances, be less liquid than higher rated securities. These securities pay investors a premium (a high interest rate or yield) because of the potential illiquidity and increased risk of loss. These securities can also be subject to greater price volatility. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) compare to those of one broad-based securities market index. The Fund has selected the S&P/LSTA Leveraged Loan Index as its primary benchmark. The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the performance of U.S. dollar facilities in the leveraged loan market. Performance data for the classes varies based on differences in their fee and expense structures. Performance data is not shown for classes with less than one calendar year of performance.Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate some of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance data is not shown for classes with less than one calendar year of performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund has selected the S&P/LSTA Leveraged Loan Index as its primary benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2011-2020)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
Q2/2020	8.58%
Worst Quarter
Q1/2020	-11.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of Fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index (reflects no deductions for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.12%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.05%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 404
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	900
10 Years	rr_ExpenseExampleYear10	$ 1,637
1 Year	rr_AverageAnnualReturnYear01	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	3.14%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.04%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
1 Year	rr_ExpenseExampleYear01	$ 353
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	848
10 Years	rr_ExpenseExampleYear10	$ 1,582
1 Year	rr_AverageAnnualReturnYear01	(0.69%)
10 Years	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2008
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFBX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[4]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	3.00%	[4]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2],[4]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[4]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3],[4]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.79%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 482
3 Years	rr_ExpenseExampleYear03	782
5 Years	rr_ExpenseExampleYear05	922
10 Years	rr_ExpenseExampleYear10	1,654
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	922
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,654
1 Year	rr_AverageAnnualReturnYear01	(1.36%)
10 Years	rr_AverageAnnualReturnYear10	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.79%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,008
10 Years	rr_ExpenseExampleYear10	1,998
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,008
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,998
1 Year	rr_AverageAnnualReturnYear01	0.73%
10 Years	rr_AverageAnnualReturnYear10	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 2004
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	275
5 Years	rr_ExpenseExampleYear05	484
10 Years	rr_ExpenseExampleYear10	$ 1,088
Annual Return 2011	rr_AnnualReturn2011	1.80%
Annual Return 2012	rr_AnnualReturn2012	7.63%
Annual Return 2013	rr_AnnualReturn2013	4.30%
Annual Return 2014	rr_AnnualReturn2014	0.61%
Annual Return 2015	rr_AnnualReturn2015	(0.03%)
Annual Return 2016	rr_AnnualReturn2016	8.55%
Annual Return 2017	rr_AnnualReturn2017	4.05%
Annual Return 2018	rr_AnnualReturn2018	(0.43%)
Annual Return 2019	rr_AnnualReturn2019	8.44%
Annual Return 2020	rr_AnnualReturn2020	2.63%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.58%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.81%)
1 Year	rr_AverageAnnualReturnYear01	2.63%
10 Years	rr_AverageAnnualReturnYear10	3.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.59%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.15%
10 Years	rr_AverageAnnualReturnYear10	1.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
10 Years	rr_AverageAnnualReturnYear10	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.40%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 143
3 Years	rr_ExpenseExampleYear03	462
5 Years	rr_ExpenseExampleYear05	805
10 Years	rr_ExpenseExampleYear10	$ 1,772
1 Year	rr_AverageAnnualReturnYear01	2.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2016
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.66%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	$ 822
1 Year	rr_AverageAnnualReturnYear01	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2019
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | SIMPLE Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFMX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.60%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.29%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
1 Year	rr_ExpenseExampleYear01	$ 131
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	747
10 Years	rr_ExpenseExampleYear10	$ 1,650

[1]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is as follows: 0.60% on assets up to $1 billion; 0.575% on assets from $1 billion to $3 billion; and 0.565% on assets over $3 billion.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.05% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points as the Class A shares waiver/reimbursement to all of the other share classes other than Class R6. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2022, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[4]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.